Cover	Oct. 19, 2022
Cover [Abstract]
Entity Registrant Name	QLY BIOTECH GROUP CORP.
Entity Central Index Key	0001787123
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 19, 2022
Entity File Number	333-234137
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-1448750
Entity Address Address Line 1	5348 VEGAS DRIVE
Entity Address City Or Town	LAS VEGAS
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89108
City Area Code	86
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	18678961296
Security 12b Title	Common stock, $.001 par value
Trading Symbol	LQLY